Debt - Summary Of Interest Expense (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Expense Debt [Line Items]
Interest paid or accrued	$ 2,253	$ 440
Non-cash amortization of debt discount and deferred financing cost	166	588
Total	$ 2,419	$ 1,028